SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Cash paid during the year:
Interest	¥1,433	¥2,009	¥1,422
Income taxes	26,112	36,617	44,172
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,547	¥489	¥419
Acquisitions of businesses:
Fair value of assets acquired	¥27,329	¥31,498	¥4,230
Fair value of liabilities assumed	(4,793)	(11,803)	(2,258)
Cash acquired	(4,003)	(3,720)	(129)

Total	¥18,533	¥15,975	¥1,843